Non-current receivables - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Disclosure of financial assets [line items]
Other non-current receivables	$ 19,360	$ 9,061
Financial guarantee contracts
Disclosure of financial assets [line items]
Other non-current receivables			$ 51,700